United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2011

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, May 5, 2011

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      212     6930 SH       Sole                     6930
Adobe Systems, Inc.            COM              00724F101    21491   648100 SH       Sole                   648100
Builders FirstSource           COM              12008R107      133    47000 SH       Sole                    47000
Diamond Offshore Drill         COM              25271C102     5058    65100 SH       Sole                    65100
EMC Corp.                      COM              268648102      770    29000 SH       Sole                    29000
Ecolab Inc.                    COM              278865100    12376   242575 SH       Sole                   242575
Fastenal Co.                   COM              311900104    10055   155100 SH       Sole                   155100
Federated Investors            COM              314211103    14672   548500 SH       Sole                   548500
Fiserv Inc.                    COM              337738108    18303   291825 SH       Sole                   291825
Gardner Denver, Inc.           COM              365558105    17208   220525 SH       Sole                   220525
General Electric Co            COM              369604103     1355    67600 SH       Sole                    67600
Hathor Exploration             COM              419018106     1050   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    17792   253550 SH       Sole                   253550
Intel Corp                     COM              458140100     1681    83300 SH       Sole                    83300
Intuit, Inc.                   COM              461202103    22076   415675 SH       Sole                   415675
Linear Technology              COM              535678106    21163   629282 SH       Sole                   629282
Mettler-Toledo Int'l           COM              592688105    18780   109186 SH       Sole                   109186
Microsoft Corp.                COM              594918104      749    29500 SH       Sole                    29500
Nalco Holding Co.              COM              62985Q101    15833   579750 SH       Sole                   579750
Occidental Petroleum           COM              674599105    17079   163450 SH       Sole                   163450
Paccar Inc.                    COM              693718108    17363   331600 SH       Sole                   331600
Paychex, Inc.                  COM              704326107    18217   580450 SH       Sole                   580450
Polypore Int'l Inc.            COM              73179V103    23717   411900 SH       Sole                   411900
Robert Half Int'l              COM              770323103    19271   629775 SH       Sole                   629775
Rollins, Inc.                  COM              775711104    15325   754950 SH       Sole                   754950
SM Energy Company              COM              78454L100    42115   567660 SH       Sole                   567660
Schlumberger Ltd.              COM              806857108    18228   195450 SH       Sole                   195450
Shamaran Petroleum             COM              819320102       99   100000 SH       Sole                   100000
Standard Exploration           COM              853376101       20    54750 SH       Sole                    54750
Stonegate Agricom              COM              86181P104      170   100000 SH       Sole                   100000
Verizon Comm.                  COM              92343V104      403    10450 SH       Sole                    10450
Vonage Holdings Corp.          COM              92886T201      534   117000 SH       Sole                   117000
Waters Corporation             COM              941848103    20250   233025 SH       Sole                   233025